SHARE-BASED COMPENSATION (Deferred share unit plan Narrative) (Details)	12 Months Ended
	Jan. 02, 2022 USD ($) shares	Jan. 03, 2021 USD ($) shares	Dec. 29, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses	$ 37,660,000	$ 1,954,000
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum percentage of annual board retainer in the form of share-based payment arrangement	50.00%
Number of other equity instruments outstanding (in shares) | shares	313,271	301,077	235,000
Other equity instruments outstanding amount	$ 13,300,000	$ 8,400,000
Fair value per unit outstanding (in dollars per share)	42.39	28.01
Compensation expense included in selling, general and administrative expenses	$ 2,500,000	$ 1,800,000